Property and Equipment, Net - Summary Of Property Plant And Equipment Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 30,817	$ 26,953
Less: accumulated depreciation	19,265	14,072
Property and equipment, net	11,552	12,881
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,927	2,178
IT Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	26,807	23,124
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,071	1,617
Other equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 12	$ 34